Document and Entity Information	12 Months Ended
Dec. 31, 2017 USD ($) shares
Document and Entity Information Abstract
Entity Registrant Name	Aspect FuturesAccess LLC
Entity Central Index Key	0001309132
Document Type	10-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	44,544,897
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY